Share based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Share based payment arrangements
Schedule of fair value inputs

	Tranche 1	Tranche 2
Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

Schedule of option activity

	December 31,
	2020		2019
	Number of options	Weighted-average exercise price (USD)	Number of options	Weighted-average exercise price (USD)
Outstanding at January 1	353,400	14.46	353,400	14.46
Granted during the year	--	--	--	--
Exercised during the year	--	--	--	--
Forfeited during the year	--	--	--	--
Outstanding at December 31	353,400	14.46	353,400	14.46
Exercisable at December 31	--	--	--	--

Summarized subsidiary financial information

December 31,
2020
(€ in thousands)
voxeljet China Co. Ltd.
Summarized balance sheet

Current assets	2,603
Current liabilities	4,351

Current net liabilities	1,748

Non-current assets	1,831
Non-current liabilities	852

Non-current net assets	979

Net liabilities	769

Accumulated NCI	(155)

Year Ended December 31,
2020
(€ in thousands)
voxeljet China Co. Ltd.
Summarized statement of comprehensive income

Revenue	2,179
Loss for the period	(473)
Other comprehensive income	--
Total comprehensive loss	(473)

Loss allocated to NCI	(142)

Year Ended December 31,
2020
(€ in thousands)
voxeljet China Co. Ltd.
Summarized cash flows

Cash flows from operating activities	(1,504)
Cash flows from investing activities	(39)
Cash flows from financing activities	963

Net increase/ (decrease) in cash and cash equivalents	(580)